Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Balance	$ 3,856,500		$ 3,500,000
Current Year Additions	356,500
Accumulated Amortization	183,310
Net	3,673,190	3,567,276	3,500,000
Goodwill	five to twenty-five years
Customer Lists and Trade Names [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Estimated Useful Life	5 years
Balance	24,500		0
Current Year Additions	24,500
Accumulated Amortization	1,810
Net	22,690
Noncompete Agreements [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Estimated Useful Life	5 years
Balance	332,000		0
Current Year Additions	332,000
Accumulated Amortization	41,500
Net	290,500
Intellectual Property [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Estimated Useful Life	25 years
Balance	3,500,000		3,500,000
Current Year Additions	0
Accumulated Amortization	140,000
Net	3,360,000
Goodwill [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Goodwill	Indefinite
Goodwill	779,303		159,484
Goodwill	619,819
Goodwill	0
Goodwill	$ 779,303